Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 22, 2021
Registrant Name	dei_EntityRegistrantName	JOHCM FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001830437
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 22, 2021
Document Effective Date	dei_DocumentEffectiveDate	Oct. 25, 2021
Prospectus Date	rr_ProspectusDate	Oct. 25, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A